CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 26,341	$ 18,566
Pool receivables from affiliates, net (note 14e)	9,101	4,360
Accounts receivable	4,523	2,185
Interest receivable on investment in term loans (note 5)	1,565	1,754
Vessels held for sale (note 18a and 20)	9,114
Due from affiliates (note 14c)	24,787	166,346
Prepaid expenses	9,714	6,259
Investment in term loans (note 5)	117,820
Other current assets		308
Total current assets	202,965	199,778
Vessels and equipment
At cost, less accumulated depreciation of $203.6 million (2011 - $365.1 million) (note 18a)	885,992	1,310,496
Investment in term loans (note 5)		116,844
Loan to joint venture (note 6)	9,830	9,830
Other non-current assets	6,869	4,521
Total assets	1,105,656	1,641,469
Current
Accounts payable	3,346	4,364
Accrued liabilities (notes 8 and 14c)	17,882	14,527
Current portion of long-term debt (note 9)	25,246	26,268
Current portion of derivative instruments (note 10)	7,200	6,652
Deferred revenue	4,564	3,709
Due to affiliates (note 14c)	3,592	91,200
Other current liabilities		115
Total current liabilities	61,830	146,835
Long-term debt (note 9)	710,455	882,462
Derivative instruments (note 10)	26,431	28,559
Other long-term liabilities (note 11)	4,757	5,449
Total liabilities	803,473	1,063,305
Commitments and contingencies (notes 6,10 and 15)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 71.1 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2012 and 49.4 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2011) (notes 3 and 13)	672,560	588,441
Accumulated deficit	(370,377)	(99,070)
Dropdown Predecessor equity (note 1)		88,793
Total equity	302,183	578,164
Total liabilities and equity	$ 1,105,656	$ 1,641,469